INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective income tax rate for continuing operations	(20.60%)	(8.20%)	9.70%	(6.90%)	24.20%	17.50%
Tax expense (benefit) computed at the maximum U.S. statutory rate, as a percent			21.00%		21.00%	35.00%
Increase in indefinite-lived deferred tax assets related to interest expense			$ 600
Amount of future financial taxable income needed to realize deferred tax assets	$ 276,000	$ 273,300	276,000	$ 273,300	$ 281,900
Income Tax Expense (Benefit)	62	$ 215	141	$ 720	(4,400)	$ (6,367)
Unrecognized tax benefits					3,095	3,328	$ 4,150
Accrued interest and penalties related to uncertain income tax positions	1,200		1,200		1,700	2,000
Unrecognized tax benefits that would affect the effective tax rate	2,800		2,800		3,400	$ 500
Discontinued Operations
Unrecognized tax benefits	1,700		1,700		2,500
Accrued interest and penalties related to uncertain income tax positions	700		700
Other Noncurrent Assets
Unrecognized tax benefits	2,800		2,800		3,400
Deferred Tax Liabilities [Member]
Unrecognized tax benefits	$ 2,800		$ 2,800		$ 3,400